Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis Of Presentation [Abstract]
Basis of presentation

2. Basis of presentation

These consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”). There were no new accounting standards effective January 1, 2025, that had a material impact on the Company’s consolidated financial statements as at December 31, 2025. These consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals (the “Board”) on February 18, 2026.